Share based payment arrangements - Narrative (Details) € in Thousands			3 Months Ended		9 Months Ended
	Apr. 12, 2018 EquityInstruments	Apr. 07, 2017 EquityInstruments shares	Sep. 30, 2019 EUR (€) Y EquityInstruments	Sep. 30, 2018 EUR (€) Y	Sep. 30, 2019 EUR (€) Y EquityInstruments	Sep. 30, 2018 EUR (€) Y
Share based payment arrangements
Number of shares authorized | shares		372,000
Options granted (in shares)	93,000	279,000
Options granted (in percent)	25.00%	75.00%
Vesting period					4 years
Number of consecutive days option may be exercised					90 days
Share price exceeds the exercise price (as a percent)					20.00%
Options exercisable (in shares)			0		0
Options outstanding			353,400		353,400
Weighted-average contractual life | Y			7.8	8.8	7.8	8.8
Expenses recognized in profit and loss | €			€ 169	€ 178	€ 501	€ 477